SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.5%
Commercial Services - 1.0%
S&P Global, Inc.	4,275	1,541,565
Sysco Corp.	9,900	615,978

		2,157,543

Communications - 3.8%
American Tower Corp.	12,400	2,997,452
Verizon Communications, Inc.	83,300	4,955,517

		7,952,969

Consumer Durables - 0.9%
Activision Blizzard, Inc.	22,175	1,795,066

Consumer Non-Durables - 8.8%
Coca-Cola Co.	44,750	2,209,308
Conagra Brands, Inc.	61,275	2,188,130
Mondelez International, Inc.	44,725	2,569,451
NIKE, Inc.	13,125	1,647,712
PepsiCo, Inc.	27,450	3,804,570
Procter & Gamble Co.	30,125	4,187,074
Tyson Foods, Inc.	27,775	1,652,057

		18,258,302

Consumer Services - 3.2%
McDonald’s Corp.	13,925	3,056,398
Visa, Inc.	17,675	3,534,470

		6,590,868

Electronic Technology - 17.7%
Analog Devices, Inc.	24,650	2,877,641
Apple, Inc.	112,475	13,025,730
Applied Materials, Inc.	51,375	3,054,244
Broadcom, Inc.	13,050	4,754,376
Garmin, Ltd.	22,750	2,158,065
Keysight Technologies, Inc. *	16,925	1,671,852
Marvell Technology Group, Ltd.	34,600	1,373,620
Qualcomm, Inc.	24,225	2,850,798
Skyworks Solutions, Inc.	19,725	2,869,988
TE Connectivity, Ltd.	20,750	2,028,105

		36,664,419

Energy Minerals - 0.3%
ConocoPhillips	22,825	749,573

Finance - 14.6%
American Financial Group, Inc.	24,225	1,622,591
Ameriprise Financial, Inc.	17,425	2,685,367
Aon, PLC	12,475	2,573,592
BlackRock, Inc.	3,850	2,169,668
Chubb, Ltd.	21,850	2,537,222
Everest Re Group, Ltd.	11,825	2,335,910
Goldman Sachs Group, Inc.	11,175	2,245,840
JPMorgan Chase & Co.	25,325	2,438,038
MetLife, Inc.	49,900	1,854,783

Name of Issuer	Quantity	Fair Value ($)

Morgan Stanley	62,475	3,020,666
New York Community Bancorp, Inc.	100,075	827,620
Physicians Realty Trust	80,900	1,448,919
Realty Income Corp.	39,700	2,411,775
T Rowe Price Group, Inc.	16,675	2,138,068

		30,310,059

Health Services - 2.4%
Quest Diagnostics, Inc.	13,600	1,557,064
UnitedHealth Group, Inc.	11,000	3,429,470

		4,986,534

Health Technology - 14.9%
Abbott Laboratories	28,225	3,071,727
AbbVie, Inc.	30,325	2,656,167
Agilent Technologies, Inc.	13,225	1,334,932
Amgen, Inc.	9,000	2,287,440
AstraZeneca, PLC, ADR	42,475	2,327,630
Bristol-Myers Squibb Co.	49,675	2,994,906
Johnson & Johnson	38,175	5,683,494
Medtronic, PLC	33,250	3,455,340
Merck & Co., Inc.	35,400	2,936,430
Sanofi, ADR	42,500	2,132,225
Zimmer Biomet Holdings, Inc.	14,725	2,004,662

		30,884,953

Industrial Services - 0.7%
TC Energy Corp.	34,025	1,429,730

Process Industries - 1.5%
Air Products & Chemicals, Inc.	10,275	3,060,512

Producer Manufacturing - 5.7%
Deere & Co.	7,350	1,628,981
Dover Corp.	20,950	2,269,723
Eaton Corp., PLC	19,925	2,032,948
Honeywell International, Inc.	13,650	2,246,926
Lockheed Martin Corp.	5,840	2,238,355
Parker-Hannifin Corp.	7,450	1,507,433

		11,924,366

Retail Trade - 5.6%
CVS Health Corp.	35,775	2,089,260
Home Depot, Inc.	16,150	4,485,016
Target Corp.	19,175	3,018,528
TJX Cos., Inc.	36,050	2,006,182

		11,598,986

Technology Services - 10.5%
Accenture, PLC	12,150	2,745,778
Alphabet, Inc. - Class A *	1,445	2,117,792
Facebook, Inc. *	9,100	2,383,290

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Microsoft Corp.	59,675	12,551,443
Oracle Corp.	33,200	1,982,040

		21,780,343

Transportation - 3.0%
FedEx Corp.	10,925	2,747,856
Union Pacific Corp.	17,775	3,499,364

		6,247,220

Utilities - 4.9%
Ameren Corp.	28,739	2,272,680
Dominion Resources, Inc.	30,700	2,423,151
Entergy Corp.	26,525	2,613,508
NextEra Energy, Inc.	10,400	2,886,624

		10,195,963

Total Common Stocks (cost: $160,901,590)		206,587,406

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $586,860)	586,860	586,860

Total Investments in Securities - 99.8% (cost: $161,488,450)		207,174,266
Other Assets and Liabilities, net - 0.2%		354,759

Total Net Assets - 100.0%		$207,529,025

* Non-income producing security. ADR — American Depositary Receipt PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	206,587,406	—	—	206,587,406
Short-Term Securities	586,860	—	—	586,860
Total:	207,174,266	—	—	207,174,266

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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